Note 4 - Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 42-1039071 002 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

NOTE 4 - RELATED PARTY TRANSACTIONS

Transactions resulting in Plan assets being transferred to or used by a related party are prohibited under ERISA unless a specific exemption is applied. Vanguard is a party-in-interest as defined by ERISA as a result of being the record keeper and custodian of the Plan. Ames National Corporation is a party-in-interest as defined by ERISA as a result of being the Plan Sponsor. At December 31, 2025 and 2024, the Plan held 91,517 and 83,490 shares of Ames National Corporation, a party-in-interest, common stock with a fair value of $2,101,230 and $1,371,741, respectively.

The Plan sold or distributed 1,794 shares for $34,015 during the year ended December 31, 2025. The Plan purchased 9,821 shares for $182,256 during the year ended December 31, 2025. The Plan sold or distributed 508 shares for $9,960 during the year ended December 31, 2024. The Plan purchased 6,131 shares for $114,738 during the year ended December 31, 2024.